Intangible Assets and Goodwill (Details) - Schedule of intangible assets - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Amortized intangible assets:
Gross carrying value	¥ 14,300,094	¥ 13,820,903
Accumulated amortization	(14,039,968)	(13,052,565)
Net carrying value	260,126	768,338
Software [Member]
Amortized intangible assets:
Gross carrying value	9,270,094	8,790,903
Accumulated amortization	(9,009,968)	(8,022,565)
Net carrying value	260,126	768,338
Cooperation agreement [Member]
Amortized intangible assets:
Gross carrying value	5,030,000	5,030,000
Accumulated amortization	(5,030,000)	(5,030,000)
Net carrying value
Trademarks [Member]
Unamortized intangible assets:
Unamortized intangible assets	¥ 2,970,000	¥ 2,970,000